Significant Accounting Policies - Capitated Revenue (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) state customer plan	Dec. 31, 2021 USD ($) customer plan state	Dec. 02, 2021 customer
Significant Accounting Policies
Additional revenue related to prior year premium risk adjustments | $	$ 3.3	$ 0.0
Term of contract	1 month
Number of health plans percentage of payment contracts entered	4	4	4
Number of health plan customers accounting 10% of receivables	3	2
Capitated revenue
Significant Accounting Policies
Number of health plans percentage of payment contracts entered | plan	24	17
Number of states | state	5	4
Term for reconciliation and distribution of the reserve following each year-end	21 months
Term for reconciliation and distribution of the reserve following end of each quarter	120 days